SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Schedule of warrants outstanding and exercisable and changes during the period

The following table summarizes warrants which were outstanding and exercisable as at December 31, 2021 and 2020 and changes during the years then ended:

		Weighted average
	Number of warrants	exercise price
	outstanding	per warrant
Balance at December 31, 2019	18,250,000	$2.41
Exercised	(8,250,000)	$1.89
Balance at December 31, 2020	10,000,000	$2.84
Exercised	(5,000,000)	$2.41
Balance at December 31, 2021	5,000,000	$3.28

Schedule of outstanding warrants	A summary of the Company’s outstanding warrants as at December 31, 2021 is presented below:

Number outstanding	Exercise Price	Expiry Date
5,000,000	$3.28	June 29, 2023

Schedule of outstanding and exercisable stock options

		Weighted average
	Number of Options	exercise price per option
	Outstanding	(CAD$)
Balance at December 31, 2019	3,834,119	$3.31
Granted	953,255	$5.21
Exercised	(650,580)	$1.25
Forfeited	(67,910)	$5.17
Balance at December 31, 2020	4,068,884	$4.05
Granted	827,565	$6.57
Exercised	(739,949)	$2.44
Forfeited	(131,007)	$5.17
Balance at December 31, 2021	4,025,493	$4.83

Options which have vested and are exercisable as at December 31, 2021	2,789,211	$4.25

Summary of the number, range of exercise prices and expiry date for outstanding share options

A summary of the Company’s outstanding stock options as at December 31, 2021 is presented below:

	Exercise Price
Number outstanding	(CAD$)	Expiry Date
562,444	$2.80	April 28, 2022
81,194	$2.80	May 30, 2022
696,485	$3.30	May 31, 2023
722,057	$5.18	April 3, 2024
50,000	$6.48	August 9, 2024
268,313	$5.83	December 12,2024
787,435	$5.17	March 10, 2025
30,000	$6.54	June 24, 2025
827,565	$6.57	March 26, 2026
4,025,493

Summary of information about assumptions used in the fair value of the equity instruments granted

	Year ended
	December 31
	2021	2020
Risk-free interest rate	0.5%	0.5%
Expected volatility	46%	45%
Expected life	3 years	3 years
Expected dividend yield	0.8%	1.1%

Schedule of outstanding RSUs

		Weighted average fair
	Number of RSUs	value per RSU
	Outstanding	(CAD$)
Balance at December 31, 2019	97,027	$5.82
Granted	105,822	$5.57
Forfeited	(10,155)	$5.17
Balance at December 31, 2020	192,694	$5.72
Granted	184,613	$6.96
Settled	(32,161)	$5.83
Balance at December 31, 2021	345,146	$6.37